CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Cash flows from operating activities:
Net income/(loss)	¥ (246,905)	$ (35,307)	¥ (587,182)	¥ 25,944
Depreciation of property and equipment and amortization of intangible assets	57,212	8,181	45,918	46,090
Inventory provision	1,513	216	3,403	(734)
Impairment of amount due from related parties			13,843
Impairment of long-term investment	0		7,350	444
Impairment of property and equipment	6,220	889		844
Impairment of intangible assets	13,490	1,929	0	0
Impairment of goodwill	0		540,009	0
Gains on disposal of subsidiaries				(5,497)
Loss on disposal of property and equipment	4,069	582	6,195	136
Gains on disposal of long-term investments			(2,376)	(2,842)
Expected credit losses	21,291	3,045	39,748	15,629
Share-based compensation expenses	8,918	1,275	32,655	36,321
Lease expense to reduce right-of-use assets	57,775	8,262	47,783	45,699
Share of losses of equity method investee	4,076	583	15,015	12,723
Exchange losses/(gains)	(5,948)	(851)	(112)	662
Deferred income tax	(1,791)	(256)	(16,166)	(33,515)
Fair value change of short-term investments	(41)	(6)	246	(492)
Unrealized losses/(gains) on equity investments	842	120	(4,110)	3,534
Changes in operating assets and liabilities:
Trade receivables	21,765	3,112	(60,381)	(28,950)
Receivables from online payment platforms	7,959	1,138	(1,097)	(8,371)
Prepayment and other current assets	(45,753)	(6,543)	(40,876)	(50,450)
Inventories	(115,979)	(16,585)	(36,751)	(2,122)
Other non-current assets	(3,534)	(505)	(29,940)	5,682
Contract liabilities	(10,631)	(1,520)	(26,795)	(6,014)
Taxes payable	1,899	272	12,810	(1,630)
Salary and welfare payables	18,774	2,685	25,106	14,261
Amounts due (from)/to related parties	1,615	231	95	(6,499)
Operating lease liabilities	(56,788)	(8,121)	(37,984)	(56,517)
Accrued expenses and other liabilities	154,561	22,103	27,961	18,165
Net cash provided by/(used in) operating activities	(105,391)	(15,071)	(25,633)	22,501
Cash flows from investing activities:
Purchase of property and equipment and intangible assets	(196,618)	(28,116)	(62,548)	(51,176)
Purchase of short-term investments and term deposits	(872,285)	(124,735)	(1,166,988)	(2,235,423)
Proceeds from Maturities, Prepayments and Calls of Short-Term Investments	1,025,596	146,658	1,527,110	2,103,093
Cash paid for long-term investments, including prepayment for new investment			(51,388)	(36,264)
Proceeds from disposal of property and equipment			77	299
Proceeds from disposal of subsidiaries and investees, net of cash disposed			3,400	6,570
Loans advanced to related party (see Note 23)			(5,854)	(8,330)
Proceeds from repayment of the loan advanced to related party (see Note 23)	500	71	13,230	18,620
Net cash (used in)/provided by investing activities	(42,807)	(6,122)	257,039	(202,611)
Cash flows from financing activities:
Cash paid for repurchase of ordinary shares	(15,254)	(2,181)	(18,237)	(125,618)
Proceeds from capital injection of investee	500	71		50
Proceeds from short-term borrowings	100,000	14,300	110,000	29,825
Repayment of short-term borrowings	(130,000)	(18,590)	(70,000)
Dividend paid to non-controlling interests shareholders				(4,464)
Dividend distribution	(19,028)	(2,721)	(43,573)
Proceeds from exercise of share options and vesting of RSUs	79	11	298	192
Net cash used in financing activities	(63,703)	(9,110)	(21,512)	(100,015)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(1,480)	(210)	3,335	11,865
Net (decrease)/increase in cash, cash equivalents and restricted cash	(213,381)	(30,513)	213,229	(268,260)
Cash, cash equivalents and restricted cash at the beginning of the year	645,969	92,372	432,740	701,000
Cash, cash equivalents and restricted cash at the end of the year	432,588	61,859	645,969	432,740
Supplemental disclosures of cash flow information:
Cash paid for income taxes	(9,768)	(1,397)	(11,599)	(16,257)
Supplemental disclosures of non-cash investing activities :
Converting loan receivable to long-term investment				15,115
Inventories transferred to property and equipment, net	¥ 32,831	$ 4,695	¥ 518	¥ 4,412